PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	12/31/2022	12/31/2021
Current
Civil	2,702,135	2,262,622
Labor	7,026	5,027
	2,709,161	2,267,649
Non-current
Civil	26,945,065	27,747,381
Labor	2,069,861	2,233,654
Tax	586,489	569,640
Regulatory	945,790	554,804
Environmental	76,353	36,743
	30,623,558	31,142,222
	33,332,719	33,409,871

Schedule of provisions during the year

Balance on December 31, 2021	33,409,871
Effects of deconsolidation	(210,891)
Taking Over	122,779
Constitution of provisions	4,605,577
Reversal of provisions	(2,653,485)
Monetary correction	2,207,161
Judicial deposits	74,213
Payments	(4,222,506)
Balance on December 31, 2022	33,332,719

Compulsory Loan
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2022	12/31/2021
Principal	6,150,499	6,403,710
Correction interest paid	39,902	47,316
Compensatory interest	4,040,093	4,748,235
Default interest	13,081,861	13,116,760
Fees	1,028,103	747,994
Other funds	83,747	646,213
Total	24,424,205	25,710,228

Provision for Disputes
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2022	12/31/2021
Civil	27,507,399	44,358,547
Labor	2,284,664	3,473,210
Tax	10,400,731	8,755,786
Environmental	1,811,883	787,918
Regulatory	1,602,258	1,367,227
	43,606,935	58,742,688